Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2014	December 31, 2015
Joanna Maritime Ltd	(a)	4,200,000	1,276,040
Manolis Shipping Ltd.	(b)	5,200,000	4,500,000
Saf-Concord Shipping Ltd.	(c)	4,250,000	3,250,000
Pantelis Shipping Corp.	(d)	6,240,000	5,120,000
Aggeliki Shipping Ltd.	(e)	3,652,000	-
Noumea Shipping Ltd.	(f)	9,240,000	7,800,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	(g)	14,600,000	13,200,000
Euroseas Ltd.	(h)	6,875,000	5,375,000
		54,257,000	40,521,040
Less: Current portion		(19,512,000)	(14,810,000)
Long-term portion		34,745,000	25,711,040

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2016	14,810,000
2017	7,629,373
2018	2,653,333
2019	15,428,334
Total	$40,521,040